Share Capital - Performance Share Units (Details)	12 Months Ended
	Dec. 31, 2022 shares shares	Dec. 31, 2021 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	131,085
Issued	88,876	51,855
Outstanding balance, end of year	219,961	131,085
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	793,043	727,761
Issued	344,549	310,287
Settled	(212,765)	(223,231)
Cancelled	(43,039)	(21,774)
Outstanding balance, end of year	881,788	793,043